Note 22 - Earnings Per Share - Summary of Earnings Per Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net Income Available to Common Stockholders	$ 7,179,900	$ 5,997,687	$ 4,843,021
Weighted Average Shares Outstanding, Basic (in shares)	8,439,258	8,439,258	8,439,258
Stock Warrants (in shares)	74,037	19,203
Weighted-Average Number of Shares Outstanding for Diluted Earnings Per Common Share (in shares)	8,513,295	8,458,461	8,439,258
Basic (in dollars per share)	$ 0.85	$ 0.71	$ 0.57
Diluted (in dollars per share)	$ 0.84	$ 0.71	$ 0.57